Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
Segment information

4. Segment information

For management purposes, Lifezone is organized into business units based on the main types of activities and has two reportable operating segments, as follows:

●	Metals extraction and refining business; and

●	Intellectual property (“IP”) licensing business.

The Metals extraction and refining segment of the business consists of Lifezone’s interest in KNL, comprising the Kabanga Nickel Project in Tanzania. The IP segment comprises patents residing within Lifezone’s subsidiary, Lifezone Limited, and managed by a team of highly trained engineers and scientists based in Lifezone’s Simulus laboratory based in Perth, a strategic partnership with Sedibelo and Industrial Development Corporation (“IDC”) regarding the development of the potential Kell-Sedibelo-Lifezone Refinery and the agreement between the Company and Glencore plc to recycle platinum, palladium and rhodium in the United States.

The Chief Executive Officer ensures that the corporate strategy is being implemented and he manages Lifezone on a day-to-day basis, monitors the operating results of its two business units separately for the purpose of making decisions about resource allocation and performance assessment. He is Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows, operating profit or loss before taxes and is measured with operating profit or loss in the Unaudited Condensed Consolidated Interim Financial Statements.

However, Lifezone’s financing and treasury operations are managed by a corporate center based in London.

Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income.

Inter-segment revenues are eliminated upon consolidation and reflected in the ‘Inter-segment eliminations’ column.

The results for the six months ending June 30, 2024, and June 30, 2023, respectively are shown below.

	Intellectual	Metals		Inter-Segment
	Property	Extraction	Corporate (1)	eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2024
Revenue	1,360,160	1,842,429	1,082,151	(4,235,090)	49,650
Cost of Sales	(473,337)	-	-	461,085	(12,252)
Gain (loss) on foreign exchange	(149,743)	100,316	(11,048)	-	(60,475)
General and administrative expenses	(2,987,232)	(4,725,235)	(5,621,141)	3,744,005	(9,559,603)
Interest income	832,426	504	1,065,351	(536,644)	1,361,638
Fair value loss on embedded derivatives	-	-	(356,000)	-	(356,000)
Interest expense	(14,211)	(716,310)	(2,170,468)	536,644	(2,364,345)
Loss before tax	(1,431,936)	(3,498,296)	(6,011,155)	-	(10,941,387)

For the period ended June 30, 2024
Segment assets	89,530,847	201,479,407	186,736,426	(296,367,161)	181,379,519

Segment liabilities, excluding Group debt	(5,503,999)	(422,765,420)	(4,688,928)	420,871,087	(12,087,260)
Convertible debentures and embedded derivative	-	-	(50,409,506)	-	(50,409,506)
Segment liabilities	(5,503,999)	(422,765,420)	(55,098,434)	420,871,087	(62,496,766)

	Intellectual	Metals		Inter-Segment
	Property	Extraction	Corporate (1)	eliminations	Total
	$	$	$	$	$
For the six months ended June 30, 2023
Revenue	4,061,148	508,190	814,173	(4,876,763)	506,748
Gain (loss) on foreign exchange	(55,988)	136,254	6,281	-	86,547
General and administrative expenses	(6,843,952)	(4,153,889)	(7,291,571)	4,876,763	(13,412,649)
Interest income	67,010	202,610	180	-	269,800
Interest expense	-	(91,668)	-	-	(91,668)
Loss before tax	(2,771,782)	(3,398,503)	(6,470,937)	-	(12,641,222)

For the period ended June 30, 2023
Segment assets	16,680,372	94,240,787	12,495,550	(30,593,658)	92,823,051
Segment liabilities	(19,919,301)	(26,715,324)	(1,615,054)	18,687,919	(29,561,759)

Included within general and administrative expenses in 2023 are non-recurring listing and capital raising costs of $8.0 million, which relate to professional services costs in relation to the business combination with GoGreen and the listing on the NYSE and have been allocated non-operating segment “Corporate”.

[1]	Lifezone Metals Limited, Lifezone Holdings Limited, Lifezone Services US, LLC and LZ Services Limited are grouped as a non-operating segment named “Corporate” and provide corporate functions, services to other entities in the group, financing and treasury operations, as well as stewardship activities.